Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

(26)	FAIR VALUE MEASUREMENTS

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet date:

•	Short-term financial instruments (cash equivalents, pledged bank deposits, trade accounts receivable and payable, bills receivable and payable, short-term bank borrowings, and accrued liabilities) — cost approximates fair value because of the short maturity period.

•	Long-term bank borrowings — fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long term loans approximate their fair values as all the long-term debt carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•	Foreign exchange forward contract — fair value is determined by discounting estimated future cash flow, which is based on the changes in the forward rate.

•	Convertible senior notes — the estimated fair value of convertible senior notes was US$387,100 as of December 31, 2010 and was based on the quoted market price in an active market.

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2010, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying	Fair
	Amount at	Value at
	December 31,	December 31,	Fair Value Measurements Using
	2010	2010	Level 1	Level 2	Level 3

Asset:
Foreign exchange forward contract	735	735	—	735	—

Liability:
Non-deliverable foreign exchange forward contract	(154)	(154)	—	(154)	—

In addition to the above, as disclosed in Note 16, the prepaid forward contracts entered by the Company on April 9, 2008 were measured at fair value on a recurring basis until June 17, 2008 when the conditions for physical settlement in shares were met. The change in fair value of the Prepaid Forward Contracts from the issuance date to June 17, 2008 was reported in the consolidated statements of operations for the year ended December 31, 2008. The fair value of the Prepaid Forward Contracts as of June 17, 2008 was determined by management based on valuation analysis performed by a third party independent appraiser using inputs from level 2 hierarchy.

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2009:

		Quoted
		Prices in
		Active	Significant
		Markets for	Other	Significant
	Year Ended	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	Total Gains
Description	2009	(Level 1)	(Level 2)	(Level 3)	(Losses)

Long-lived assets	0	—	—	0	(1,999)

No write down on long-lived assets was made during the year ended December 31, 2010.